Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 52.31
Vested or expected to vest, weighted-average remaining contractual life (Year)	3 years 10 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 54.8
RSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	474,631	410,980
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 32.44	$ 29.17
Weighted-Average Remaining Contractual (years)	4 years 9 months 18 days	4 years 8 months 12 days	5 years
Aggregate Intrinsic Value	$ 42.1	$ 35.2	$ 30.3
RSUs Granted (in shares)	61,774	63,651
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 79.89	$ 61.53
Exercised (in shares)	(53,898)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 8.52
Forfeited (in shares)	(413)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 60.66
Number of Units Outstanding (in shares), Ending	482,094	474,631	410,980
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 40.19	$ 32.44	$ 29.17
Vested or expected to vest, RSU (in shares)	482,094
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 40.19
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 9 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 42.1
Exercisable, number of units (in shares)	419,690
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 35.32
Exercisable, weighted-average remaining contractual (years)	4 years 3 months 18 days
Exercisable, aggregate intrinsic value	$ 36.6